Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Unremitted earnings of subsidiaries	$ 16,200.0	$ 13,400.0
Allied World, Falcon and Farmers Edge
Income Taxes
Deferred income tax assets not recorded	208.1	341.6
Canada
Income Taxes
Deferred income tax assets not recorded	2,016.5	2,075.4
Europe
Income Taxes
Deferred income tax assets not recorded	703.6	624.6
United States
Income Taxes
Deferred income tax assets not recorded	$ 375.6	377.8
Switzerland | Allied World
Income Taxes
Operating loss carryforward, expiration period	7 years
Operating and capital losses
Income Taxes
Deferred income tax assets not recorded	$ 965.7	$ 899.8